--------------------------------------------------------------------------------
                                     [LOGO]
                              The
                                 NORTH CAROLINA
                               TAX FREE BOND FUND

                             A NO-LOAD MUTUAL FUND

--------------------------------------------------------------------------------
                               SEMI-ANNUAL REPORT
                               February 28, 2001
                                  (Unaudited)
--------------------------------------------------------------------------------

                                     [LOGO]
                                  BOYS, ARNOLD
                                & COMPANY, INC.

                               INVESTMENT ADVISOR
                            Post Office Drawer 5255
                            1272 Hendersonville Road
                      Asheville, North Carolina 28813-5255
                                 1.800.286.8038

                               FUND ADMINISTRATOR
                         Integrated Fund Services, Inc.
                                 P.O. Box 5354
                          Cincinnati, Ohio 45201-5354
                                 1.800.841.0987
--------------------------------------------------------------------------------

April 8, 2001

To the Shareholders of The North Carolina Tax Free Bond Fund:

We are pleased to present this Semi-Annual Report for your Fund for the period ended February 28, 2001.

The last six months have continued to be positive for municipal bond investors. A slowing economy, in conjunction with declining stock prices, has contributed to a rising bond market as investors have migrated toward high quality bonds for safety and stability. In January, the Fed moved decisively to lower interest rates a full percentage point. Subsequently, there have been two additional rate reductions as additional deterioration in the economy has become apparent. These actions have added further support to bond prices and their total returns.

For the six months ended February 28, 2001, the Fund's total return was 5.14% which includes income and capital appreciation after all expenses. The Fund's total return compares favorably with the average total return for the 40 North Carolina Municipal Debt Funds, as ranked by Lipper Analytical Services, Inc., which increased 4.72% for the same period. The Fund's net asset value on February 28, 2001 was $10.90 per share and the tax-free income paid for the period was $0.23 per share. The Fund has maintained its high quality (AA+ rating by Standard & Poor's), with more than half of the issues falling in the highest rating of AAA.

Many economists and Fed observers are anticipating that the Fed will continue to lower interest rates in order to avert recession. Yet the question remains as to the depth and duration of the slowdown. Investors' confidence has been shaken with the evaporation of four trillion dollars as the stock markets have declined. Consumers' confidence has also been tested with lay-offs and higher energy prices. Thus, we do not look for a quick rebound in either the economy or the stock markets. On a positive note, inflation is low, the Fed is supplying liquidity and Congress is expected to help with tax relief. At this point, we believe the economy is likely to be back on track by year-end.

We believe the outlook for the bond market remains bright. If the economy recovers as expected, we do not anticipate inflationary pressure and believe bonds will continue to return their coupon rate. On the other hand, if the economy is much slower to recover than we now anticipate, we feel that bonds should react even more positively with further capital appreciation.

Municipal bonds offer investors one of the few remaining tax-advantaged investments and remain attractive relative to Treasuries on a tax equivalent basis. In addition, they offer relative safety and stability along with reliable income. We encourage investors to maintain a long-term perspective toward their investment in the Fund and to consider a plan of regular investment through dollar cost averaging.

We appreciate your continued trust and support and we welcome your comments and suggestions.

                      THE NORTH CAROLINA TAX FREE BOND FUND

                       STATEMENT OF ASSETS AND LIABILITIES

                               February 28, 2001
                                   (Unaudited)

ASSETS:
     Investment securities, at value (amortized cost $13,874,858) (note 1)    $ 14,406,208
     Interest receivable                                                           205,846
     Receivable for capital shares sold                                                500
     Other assets                                                                      600
                                                                              ------------
          TOTAL ASSETS                                                          14,613,154
                                                                              ------------

LIABILITIES:
     Dividends payable                                                               7,791
     Payable for capital shares redeemed                                            21,140
     Payable to Advisor (note 3)                                                     4,945
     Payable to Administrator (note 3)                                               4,845
     Other accrued expenses and liabilities                                          8,520
                                                                              ------------
          TOTAL LIABILITIES                                                         47,241
                                                                              ------------

NET ASSETS                                                                    $ 14,565,913
                                                                              ============

NET ASSETS CONSIST OF:
Paid-in capital                                                               $ 14,157,467
Accumulated net realized losses from security transactions                        (122,904)
Net unrealized appreciation on investments                                         531,350
                                                                              ------------
          NET ASSETS                                                          $ 14,565,913
                                                                              ============

Shares of beneficial interest outstanding (unlimited number of shares            1,336,589
     authorized, no par value)                                                ============

Net asset value, offering price and redemption price per share (note 1)       $      10.90
                                                                              ============

See accompanying notes to financial statements.

                      THE NORTH CAROLINA TAX FREE BOND FUND

                             STATEMENT OF OPERATIONS

                   For the Six Months Ended February 28, 2001
                                   (Unaudited)

INVESTMENT INCOME:
     Interest                                                                 $    363,109
                                                                              ------------

EXPENSES:
     Investment advisory fees (note 3)                                              24,675
     Shareholder servicing fees (note 3)                                            17,625
     Accounting services fees (note 3)                                              12,000
     Administration fees (note 3)                                                   10,689
     Custodian fees                                                                  7,508
     Transfer agent fees (note 3)                                                    6,000
     Insurance expense                                                               3,239
     Pricing costs                                                                   3,008
     Trustees' fees and expenses                                                     2,822
     Postage and supplies                                                            1,359
     Reports to shareholders                                                           930
     Professional fees                                                                 600
     Registration fees                                                                 100
                                                                              ------------
          TOTAL EXPENSES                                                            90,555
     Investment advisory fees waived (note 3)                                      (13,006)
     Shareholder servicing fees waived (note 3)                                    (17,625)
                                                                              ------------
          NET EXPENSES                                                              59,924
                                                                              ------------

NET INVESTMENT INCOME                                                              303,185
                                                                              ------------

UNREALIZED GAINS ON INVESTMENTS:
     Net change in unrealized appreciation/depreciation on investments             418,339
                                                                              ------------

NET INCREASE IN NET ASSETS FROM OPERATIONS                                    $    721,524
                                                                              ============

See accompanying notes to financial statements.

                      THE NORTH CAROLINA TAX FREE BOND FUND

                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                                    Six Months
                                                                                      Ended
                                                                                   February 28,      Year Ended
                                                                                       2001          August 31,
                                                                                   (Unaudited)          2000
                                                                                   ------------     ------------
FROM OPERATIONS:
     Net investment income                                                         $    303,185     $    616,706
     Net realized losses from security transactions                                          --         (122,904)
     Net change in unrealized appreciation/depreciation on investments                  418,339          329,262
                                                                                   ------------     ------------
          NET INCREASE IN NET ASSETS FROM OPERATIONS                                    721,524          823,064
                                                                                   ------------     ------------

DISTRIBUTIONS TO SHAREHOLDERS:
     From net investment income                                                        (303,185)        (616,706)
     From net realized gains from security transactions                                      --          (13,244)
                                                                                   ------------     ------------
          DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS                    (303,185)        (629,950)
                                                                                   ------------     ------------

FROM CAPITAL SHARE TRANSACTIONS:
     Proceeds from shares sold                                                          628,951        3,376,543
     Net asset value of shares issued in
          reinvestment of distributions to shareholders                                 251,890          532,626
     Payment for shares redeemed                                                       (701,174)      (4,042,163)
                                                                                   ------------     ------------
          NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS         179,667         (132,994)
                                                                                   ------------     ------------

TOTAL INCREASE IN NET ASSETS                                                            598,006           60,120

NET ASSETS:
     Beginning of period                                                             13,967,907       13,907,787
                                                                                   ------------     ------------
     End of period                                                                 $ 14,565,913     $ 13,967,907
                                                                                   ============     ============


CAPITAL SHARE ACTIVITY:
     Shares sold                                                                         59,357          327,351
     Shares issued in reinvestment of distributions to shareholders                      23,527           51,953
     Shares redeemed                                                                    (65,857)        (392,920)
                                                                                   ------------     ------------
     Net increase (decrease) in shares outstanding                                       17,027          (13,616)
     Shares outstanding, beginning of period                                          1,319,562        1,333,178
                                                                                   ------------     ------------
     Shares outstanding, end of period                                                1,336,589        1,319,562
                                                                                   ============     ============

See accompanying notes to financial statements.

                      THE NORTH CAROLINA TAX FREE BOND FUND

                              FINANCIAL HIGHLIGHTS

           Selected Per Share Data and Ratios for a Share Outstanding
                             Throughout Each Period

                                                                                Year Ended August 31,
                                          Six Months Ended ---------------------------------------------------------------
                                         February 28, 2001
                                            (Unaudited)      2000         1999         1998          1997          1996
                                              --------     --------     --------     --------      --------      --------
NET ASSET VALUE AT BEGINNING OF PERIOD        $  10.59     $  10.43     $  11.11     $  10.63      $  10.32      $  10.36
                                              --------     --------     --------     --------      --------      --------

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
     Net investment income                        0.23         0.46         0.44         0.45          0.47          0.48
     Net realized and unrealized gains
       (losses) on investments                    0.31         0.17        (0.58)        0.48          0.31         (0.04)
                                              --------     --------     --------     --------      --------      --------
          TOTAL FROM INVESTMENT OPERATIONS        0.54         0.63        (0.14)        0.93          0.78          0.44
                                              --------     --------     --------     --------      --------      --------

DISTRIBUTIONS TO SHAREHOLDERS:
     From net investment income                  (0.23)       (0.46)       (0.44)       (0.45)        (0.47)        (0.48)
     From net realized gains from
       security transactions                        --        (0.01)       (0.10)          --            --            --
                                              --------     --------     --------     --------      --------      --------
          TOTAL DISTRIBUTIONS                    (0.23)       (0.47)       (0.54)       (0.45)        (0.47)        (0.48)
                                              --------     --------     --------     --------      --------      --------

NET ASSET VALUE AT END OF PERIOD              $  10.90     $  10.59     $  10.43     $  11.11      $  10.63      $  10.32
                                              ========     ========     ========     ========      ========      ========

TOTAL RETURN                                     5.14%(A)     6.30%       (1.36%)       8.92%         7.71%         4.33%
                                              ========     ========     ========     ========      ========      ========

NET ASSETS AT END OF PERIOD (000's)           $ 14,566     $ 13,968     $ 13,908     $ 12,436      $  9,954      $  6,401
                                              ========     ========     ========     ========      ========      ========

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
     Before expense reimbursements and
       waived fees                               1.28%(B)     1.36%        1.41%        1.42%         1.68%         2.24%
     After expense reimbursements and
       waived fees (note 3)                      0.85%(B)     0.85%        0.85%        0.83%         0.85%         0.85%

RATIO OF NET INVESTMENT INCOME TO AVERAGE
  NET ASSETS                                     4.29%(B)     4.50%        4.08%        4.15%         4.49%         4.60%

PORTFOLIO TURNOVER RATE                             0%          19%           5%          36%           20%           10%

(A)  Not annualized.
(B)  Annualized.

See accompanying notes to financial statements.

                     THE NORTH CAROLINA TAX FREE BOND FUND

                            PORTFOLIO OF INVESTMENTS

                                February 28, 2001
                                   (Unaudited)

                                                    PRINCIPAL    INTEREST     MATURITY     VALUE
                                                      AMOUNT       RATE         DATE      (NOTE 1)

                                                       ($)                                  ($)

MUNICIPAL OBLIGATIONS - 98.7%
 Appalachian State University, North Carolina
    Utility System Revenue                            150,000        5.90%    05-15-08     162,760

 Asheville, North Carolina
    Water System Revenue                              150,000        5.50%    08-01-11     160,476

 Buncombe County, North Carolina
    Certificate of Participation                      500,000        5.00%    12-01-12     516,430

 Buncombe County, North Carolina
    Solid Waste System Special Obligation Revenue     200,000        5.60%    03-01-11     213,974

 Cabarrus County, North Carolina
    General Obligation                                250,000        5.40%    02-01-17     259,842

 Charlotte, North Carolina
    General Obligation                                250,000        5.25%    02-01-08     262,728

 Charlotte, North Carolina
    Law Enforcement Facilities Project Series A
    Certificate of Participation                      100,000        6.10%    12-01-15     106,136

 Charlotte, North Carolina
    Public Improvements                               400,000        5.30%    04-01-08     423,600

 Charlotte, North Carolina
    Storm Water Revenue                               500,000        6.00%    06-01-20     546,430

 Charlotte, North Carolina
    Water & Sewer General Obligation                  400,000        5.60%    05-01-20     438,708

 Cumberland County, North Carolina
    Hospital Facilities Revenue                       500,000        5.25%    10-01-11     503,205

 Currituck County, North Carolina
    General Obligation                                300,000        5.40%    04-01-14     313,254

 Duke University Hospital
     Community Hospital Revenue                       500,000        5.25%    06-01-17     498,875


                      THE NORTH CAROLINA TAX FREE BOND FUND

                            PORTFOLIO OF INVESTMENTS

                                February 28, 2001
                                   (Unaudited)

                                                    PRINCIPAL    INTEREST     MATURITY     VALUE
                                                      AMOUNT       RATE         DATE      (NOTE 1)

                                                       ($)                                  ($)

MUNICIPAL OBLIGATIONS - 98.7%
 Durham, North Carolina
     General Obligation Revenue                       200,000        5.80%    02-01-12     213,986

 Fayetteville, North Carolina
     Public Works Revenue                             500,000        5.10%    03-01-15     509,440

 Gaston County, North Carolina
     General Obligation                               500,000        5.00%    03-01-17     502,740

 Gaston, North Carolina
     Memorial Hospital Project Revenue                600,000        5.50%    02-15-15     603,774

 Gastonia, North Carolina
     Police Station Project Certificate of
     Participation                                    100,000        5.70%    08-01-15     105,147

 Gastonia, North Carolina
     Street Improvements General Obligation           200,000        5.50%    05-01-13     213,592

 Gastonia, North Carolina
     Street Improvements General Obligation           400,000        5.50%    05-01-16     420,968

 Greensboro, North Carolina
     General Obligation Unlimited                     500,000        5.00%    03-01-12     518,560

 Johnston County, North Carolina
     General Obligation                               500,000        5.00%    05-01-18     498,825

 Lincolnton, North Carolina
     Enterprise System Revenue                        200,000        5.38%    05-01-16     206,260

 Mecklenburg County, North Carolina
     Public Improvement General Obligation            200,000        5.50%    04-01-11     210,436

 Morganton, North Carolina
     Water & Sewer General Obligation Revenue         500,000        5.70%    06-01-13     532,335

 North Carolina Central University
     Housing System Revenue                           200,000        5.80%    11-01-17     212,858

 North Carolina Educational Facilities Finance Agency
     Elon College Project Revenue                     100,000        6.38%    01-01-14     104,189


                      THE NORTH CAROLINA TAX FREE BOND FUND

                            PORTFOLIO OF INVESTMENTS

                                February 28, 2001
                                   (Unaudited)

                                                    PRINCIPAL    INTEREST     MATURITY     VALUE
                                                      AMOUNT       RATE         DATE      (NOTE 1)

                                                       ($)                                  ($)

MUNICIPAL OBLIGATIONS - 98.7%
 North Carolina Housing Finance Agency
     Home Ownership Series 2-B Revenue                500,000        5.10%    07-01-17     503,545

 North Carolina Housing Finance Agency
     Home Ownership Series 6-B Revenue                400,000        5.45%    01-01-11     427,424

 North Carolina Housing Finance Agency
     Multifamily Series A Revenue                      95,000        5.80%    07-01-13      97,780

 North Carolina Municipal Power Agency
     Number 1 - Catawba Electric Revenue              100,000        6.00%    01-01-09     111,349

 North Carolina Municipal Power Agency
     Number 1 - Catawba Electric Revenue              100,000        5.75%    01-01-15     101,842

 North Carolina State
     Clean Water Series A General Obligation          100,000        5.80%    06-01-04     108,288

 North Carolina State University
     Centennial Campus Series B Revenue               500,000        5.13%    12-15-16     506,690

 Piedmont Triad Airport Authority
     North Carolina Series A Revenue                  300,000        5.63%    07-01-14     322,704

 Piedmont Triad Airport Authority
     North Carolina Series A Revenue                  200,000        5.88%    07-01-19     214,542

 Pitt County, North Carolina
     Memorial Hospital Revenue                        500,000        5.25%    12-01-12     512,235

 Pitt County, North Carolina
     Memorial Hospital Revenue                        100,000        5.50%    12-01-15     104,285

 Raleigh, North Carolina
     General Obligation                               500,000        5.25%    06-01-13     524,540

 University of North Carolina
     General Obligation Revenue                       500,000        5.40%    05-15-09     545,385

 Wake Forest University
     Finance Agency Revenue                           500,000        5.00%    11-01-17     501,010


                     THE NORTH CAROLINA TAX FREE BOND FUND

                            PORTFOLIO OF INVESTMENTS

                                February 28, 2001
                                   (Unaudited)

                                                    PRINCIPAL    INTEREST     MATURITY     VALUE
                                                      AMOUNT       RATE         DATE      (NOTE 1)

                                                       ($)                                  ($)

MUNICIPAL OBLIGATIONS - 98.7%
 Wilmington, North Carolina
     Water & Sewer System Revenue                     400,000        5.40%    06-01-13     426,916

 Winston-Salem, North Carolina
     General Obligation                               100,000        5.50%    06-01-12     106,004

TOTAL MUNICIPAL OBLIGATIONS - 98.7% (AMORTIZED COST $13,842,717)                       $14,374,067

CASH EQUIVALENTS - 0.2%

 Federated North Carolina Municipal Money Market Portfolio
     (amortized cost $32,141)                                                          $    32,141

TOTAL VALUE OF INVESTMENT SECURITIES - 98.9% (AMORTIZED COST $13,874,858) (A)          $14,406,208

OTHER ASSETS IN EXCESS OF LIABILITIES - 1.1%                                               159,705

NET ASSETS - 100.0%                                                                    $14,565,913

(a) As of February 28, 2001, the cost of investment securities for federal income tax purposes was the same as that shown for financial statement purposes. Net unrealized appreciation of $531,350 was comprised of gross unrealized appreciation and depreciation of $549,314 and $17,964, respectively.

See accompanying notes to financial statements.

                      THE NORTH CAROLINA TAX FREE BOND FUND

                          NOTES TO FINANCIAL STATEMENTS

                                February 28, 2001
                                   (Unaudited)

1.   SIGNIFICANT ACCOUNTING POLICIES

The North Carolina Tax Free Bond Fund (the Fund) is a no-load, non-diversified series of Albemarle Investment Trust (the Trust), an open-end management investment company registered under the Investment Company Act of 1940 and organized in 1992 as a Massachusetts business trust. The Fund began operations on January 13, 1993.

The investment objectives of the Fund are to provide current income exempt from federal income taxes and from the personal income taxes of North Carolina, to preserve capital and to protect the value of the portfolio against the effects of inflation. The Fund invests primarily in debt instruments of municipal issuers within the state of North Carolina. The issuers' abilities to meet their obligations may be affected by economic and legislative developments in the state of North Carolina.

The following is a summary of the Fund's significant accounting policies:

Securities valuation -- The Fund's portfolio securities are valued as of the close of business of the regular session of trading of the New York Stock Exchange (normally 4:00 p.m., Eastern Time). Municipal obligations are valued by an independent pricing service which generally utilizes a computerized matrix system with consideration given to security quality, maturity, coupon, call features and the latest trading developments. On limited occasions, if the valuation provided by the pricing service ignores certain market conditions affecting the value of a security or the pricing service cannot provide a valuation, the security is valued at fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees.

Share valuation -- The net asset value per share of the Fund is calculated daily by dividing the total value of the Fund's assets, less liabilities, by the number of shares outstanding. The offering price per share and the redemption price per share are equal to the net asset value per share.

Investment income -- Interest income is accrued as earned. Discounts and premiums on securities purchased are amortized in accordance with income tax regulations.

Distributions to shareholders -- Dividends arising from net investment income are declared daily and paid on the last business day of each month. Net realized short-term capital gains, if any, may be distributed throughout the year and net realized long-term capital gains, if any, are distributed at least once each year. Income distributions and capital gain distributions are determined in accordance with income tax regulations.

Security transactions -- Security transactions are accounted for on trade date. Securities sold are determined on a specific identification basis. The Fund may purchase securities on a when issued or delayed delivery basis. These transactions involve a commitment by the Fund to purchase securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by the Fund on such purchases until the securities are delivered; however, the market value may change prior to delivery.

                      THE NORTH CAROLINA TAX FREE BOND FUND

                          NOTES TO FINANCIAL STATEMENTS

                                February 28, 2001
                                   (Unaudited)

Estimates -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Federal income tax -- It is the Fund's policy to comply with the special provisions of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The Fund intends to satisfy conditions which enable it to designate the interest income generated by its investment in municipal securities, which is exempt from federal income tax when received by the Fund, as exempt-interest dividends upon distribution to shareholders. For the six months ended February 28, 2001, the Fund has designated 100% of its distributions paid to shareholders from net investment income as exempt-interest dividends for federal income tax purposes.

As of February 28, 2001, the Fund had a capital loss carryforward for federal income tax purposes of $15,622, which will expire on August 31, 2008. This capital loss carryforward may be utilized in the current and future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

2.   INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales and maturities of investment securities, other than short-term investments, amounted to $263,243 and $0 respectively, for the six months ended February 28, 2001.

3.   TRANSACTIONS WITH AFFILIATES

Certain officers of the Trust are also officers of Boys, Arnold & Company, Inc. (the Advisor), or of Integrated Fund Services, Inc. (IFS), the administrative services agent, shareholder servicing and transfer agent and accounting services agent for the Fund.

INVESTMENT ADVISORY AGREEMENT
The Fund's investments are managed by the Advisor under the terms of an Investment Advisory Agreement. Under the Investment Advisory Agreement, the Fund pays the Advisor an investment advisory fee, which is computed and accrued daily and paid monthly, at an annual rate of 0.35% of the Fund's average daily net assets. The Advisor currently intends to voluntarily waive its investment advisory fees and/or reimburse expenses of the Fund to the extent necessary to limit the total operating expenses of the Fund to 0.85% of its average daily net assets. For the six months ended February 28, 2001, the Advisor waived $13,006 of its investment advisory fees.

                      THE NORTH CAROLINA TAX FREE BOND FUND

                          NOTES TO FINANCIAL STATEMENTS

                                February 28, 2001
                                   (Unaudited)

ADMINISTRATION AGREEMENT
Under the terms of an Administration Agreement with the Trust, IFS supplies non-investment related administrative and compliance services for the Fund. IFS supervises the preparation of tax returns, reports to shareholders, reports to and filings with the Securities and Exchange Commission and state securities commissions, and materials for meetings of the Board of Trustees. For these services, IFS receives a monthly fee at an annual rate of 0.15% on the Fund's average daily net assets up to $50 million; 0.125% on the next $50 million of such net assets; and 0.10% on such net assets in excess of $100 million, subject to a $1,000 minimum monthly fee.

TRANSFER AGENT AGREEMENT
Under the terms of a Transfer, Dividend Disbursing, Shareholder Service and Plan Agency Agreement with the Trust, IFS maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. For these services, IFS receives a monthly fee based on the number of shareholder accounts in the Fund, subject to a $1,000 minimum monthly fee. In addition, the Fund pays IFS out-of-pocket expenses including, but not limited to, postage and supplies.

ACCOUNTING SERVICES AGREEMENT
Under the terms of an Accounting Services Agreement with the Trust, IFS calculates the daily net asset value per share and maintains the financial books and records of the Fund. For these services, IFS receives a monthly fee, based on current asset levels, of $2,000 per month from the Fund. In addition, the Fund pays IFS certain out-of-pocket expenses incurred by IFS in obtaining valuations of the Fund's portfolio securities.

SHAREHOLDER SERVICING PLAN
Under the terms of a Shareholder Servicing Plan (the Plan) the Fund may incur certain expenses for the compensation of persons providing ongoing services and/or maintenance of the Fund's shareholder accounts, not otherwise required to be provided by IFS. The basis for amounts paid under the Plan must be approved by the Board of Trustees and may not exceed 0.25% of the Fund's average daily net assets. For the six months ended February 28, 2001, the Fund incurred and waived $17,625 of shareholder servicing fees under the Plan.